Deferred Finance Costs (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Finance Costs [Abstract]
Deferred Finance Costs
Financing Costs
Balance at December 31, 2011	$ 24,819
Additions	42
Amortization	(3,255)
Capitalized into vessel deposits	(879)
Balance at December 31, 2012	$ 20,727
Additions	16,200
Capitalized into vessel deposits	(472)
Amortization	(3,252)
Deferred charges written-off	(9,957)
Balance at December 31, 2013	$ 23,246